Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Expenses	Income tax expenses comprised of:
	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Current	1,316	-	-
Deferred	1,242	(5,340)	(745)
	2,558	(5,340)	(745)

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the six months ended June 30, 2024 and 2025 applicable to the PRC operations to income tax expense were as follows:

	For the six months ended June 30,
	2024	2025
Statutory income tax rate	25.0%	25%
Effect of income tax exemptions and reliefs	(6.6)%	(10.8)%
Additional deduction for development and research expense	(8.3)%	3.8%
Effect of non-deductible expense	9.2%	(0.7)%
Income tax expense	19.3%	17.3%

Schedule of Deferred Tax Assets

The component of deferred tax assets are as follows:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Deferred tax assets
Impairment of long-lived assets	7,611	8,228	1,149
Allowance for credit losses	2,558	2,451	342
Net operation loss	728	5,554	775
Others	226	105	15
Total deferred tax assets	11,123	16,338	2,281
Net off against deferred tax liabilities	(132)	(7)	(1)
Total net deferred tax assets	10,991	16,331	2,280

The component of deferred tax assets liabilities:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Deferred tax liabilities
Fair value change gain	132	7	1
Net off against deferred tax assets	(132)	(7)	(1)
Net deferred tax liabilities	-	-	-